Financial instruments: fair value measurement and sensitivity analysis of market risk	12 Months Ended
Dec. 31, 2020
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [abstract]
Disclosure of Financial instruments: fair value measurement and sensitivity analysis of market risk [text block]

25 Financial instruments: fair value measurement and sensitivity analysis of market risk

Financial instruments by category

The following tables present Equinor's classes of financial instruments and their carrying amounts by the categories as they are defined in IFRS 9 Financial Instruments: Classification and Measurement. For financial investments, the difference between measurement as defined by IFRS 9 categories and measurement at fair value is immaterial. For trade and other receivables and payables, and cash and cash equivalents, the carrying amounts are considered a reasonable approximation of fair value. See note 18 Finance debt for fair value information of non-current bonds and bank loans.

See note 2 Significant accounting policies for further information regarding measurement of fair values.

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2020
Assets
Non-current derivative financial instruments			2,476		2,476
Non-current financial investments	13	261	3,822		4,083
Prepayments and financial receivables	13	497		364	861

Trade and other receivables	15	7,418		814	8,232
Current derivative financial instruments			886		886
Current financial investments	13	11,649	216		11,865
Cash and cash equivalents	16	6,264	492		6,757

Total financial assets		26,090	7,892	1,178	35,159

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial assets	Total carrying amount

At 31 December 2019
Assets
Non-current derivative financial instruments			1,365		1,365
Non-current financial investments	13	167	3,433		3,600
Prepayments and financial receivables	13	1,057		157	1,214

Trade and other receivables	15	7,374		859	8,233
Current derivative financial instruments			578		578
Current financial investments	13	7,050	377		7,426
Cash and cash equivalents	16	4,478	700		5,177

Total financial assets		20,125	6,452	1,016	27,593

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2020
Liabilities
Non-current finance debt	18	29,118			29,118
Non-current derivative financial instruments			676		676

Trade, other payables and provisions	21	7,736		2,774	10,510
Current finance debt	18	4,591			4,591
Dividend payable		357			357
Current derivative financial instruments			1,710		1,710

Total financial liabilities		41,802	2,386	2,774	46,961

(in USD million)	Note	Amortised cost	Fair value through profit or loss	Non-financial liabilities	Total carrying amount

At 31 December 2019
Liabilities
Non-current finance debt1)	18	21,754			21,754
Non-current derivative financial instruments			1,173		1,173

Trade, other payables and provisions	21	9,027		1,423	10,450
Current finance debt1)	18	2,939			2,939
Dividend payable		859			859
Current derivative financial instruments			462		462

Total financial liabilities1)		34,580	1,635	1,423	37,637

1) Non-current finance debt and Current finance debt in the column Non-financial liabilities reclassified as Lease liabilities is separated from the line item Finance debt in the Consolidated balance sheet.

Fair value hierarchy

The following table summarises each class of financial instruments which are recognised in the Consolidated balance sheet at fair value, split by Equinor's basis for fair value measurement.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current financial investments	Current derivative financial instruments - assets	Cash equivalents	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Net fair value

At 31 December 2020
Level 1	1,379	0	66	419		0	(432)	1,432
Level 2	2,135	2,146	150	443	492	(671)	(1,277)	3,417
Level 3	308	330		24		(5)		657

Total fair value	3,822	2,476	216	886	492	(676)	(1,710)	5,505

At 31 December 2019
Level 1	1,456	7	0	86		(6)	(70)	1,473
Level 2	1,700	1,139	377	461	700	(1,148)	(394)	2,835
Level 3	277	219		33		(19)		510

Total fair value	3,433	1,365	377	578	700	(1,173)	(462)	4,817

Level 1, fair value based on prices quoted in an active market for identical assets or liabilities, includes financial instruments actively traded and for which the values recognised in the Consolidated balance sheet are determined based on observable prices on identical instruments. For Equinor this category will, in most cases, only be relevant for investments in listed equity securities and government bonds.

Level 2, fair value based on inputs other than quoted prices included within level 1, which are derived from observable market transactions, includes Equinor's non-standardised contracts for which fair values are determined on the basis of price inputs from observable market transactions. This will typically be when Equinor uses forward prices on crude oil, natural gas, interest rates and foreign currency exchange rates as inputs to the valuation models to determine the fair value of it derivative financial instruments.

Level 3, fair value based on unobservable inputs, includes financial instruments for which fair values are determined on the basis of input and assumptions that are not from observable market transactions. The fair values presented in this category are mainly based on internal assumptions. The internal assumptions are only used in the absence of quoted prices from an active market or other observable price inputs for the financial instruments subject to the valuation.

The fair value of certain earn-out agreements and embedded derivative contracts are determined by the use of valuation techniques with price inputs from observable market transactions as well as internally generated price assumptions and volume profiles. The discount rate used in the valuation is a risk-free rate based on the applicable currency and time horizon of the underlying cash flows adjusted for a credit premium to reflect either Equinor's credit premium, if the value is a liability, or an estimated counterparty credit premium if the value is an asset. In addition, a risk premium for risk elements not adjusted for in the cash flow may be included when applicable. The fair values of these derivative financial instruments have been classified in their entirety in the third category within current derivative financial instruments and non-current derivative financial instruments. Another reasonable assumption, that could have been applied when determining the fair value of these contracts, would be to extrapolate the last observed forward prices with inflation. If Equinor had applied this assumption, the fair value of the contracts included would have increased by approximately USD 0.1 billion at end of 2020, while at end of 2019 the impact was considered insignificant.

The reconciliation of the changes in fair value during 2020 and 2019 for financial instruments classified as level 3 in the hierarchy is presented in the following table.

(in USD million)	Non-current financial investments	Non-current derivative financial instruments - assets	Current derivative financial instruments - assets	Non-current derivative financial instruments - liabilities	Current derivative financial instruments - liabilities	Total amount

Opening at 1 January 2020	277	219	33	(19)	0	510
Total gains and losses recognised in statement of income	(29)	106	19	14	0	109
Purchases	64					64
Settlement	(8)		(28)			(36)
Transfer to level 1	1					1
Foreign currency translation effects	4	5	(0)			9

Closing at 31 December 2020	308	330	24	(5)	0	657

Opening at 1 January 2019	250	227	44	(35)	(1)	485
Total gains and losses recognised in statement of income	(38)	(6)	31	16	1	4
Purchases	78					78
Settlement	(11)		(42)			(52)
Transfer to level 1	(3)					(3)
Foreign currency translation effects	(0)	(2)	(0)			(3)

Closing at 31 December 2019	277	219	33	(19)	0	510

During 2020 the financial instruments within level 3 have had a net increase in fair value of USD 147 million. The USD 109 million recognised in the Consolidated statement of income during 2020 are mainly related to changes in fair value of embedded derivatives. USD 28 million related to certain earn-out agreements included in the opening balance for 2020 has been fully realised as the underlying volumes have been delivered during 2020.

Sensitivity analysis of market risk

Commodity price risk

The table below contains the commodity price risk sensitivities of Equinor's commodity based derivatives contracts. For further information related to the type of commodity risks and how Equinor manages these risks, see note 5 Financial risk and capital management.

Equinor's assets and liabilities resulting from commodity based derivatives contracts consist of both exchange traded and non-exchange traded instruments, including embedded derivatives that have been bifurcated and recognised at fair value in the Consolidated balance sheet.

Price risk sensitivities at the end of 2020 and 2019 at 30% are assumed to represent a reasonably possible change based on the duration of the derivatives. Since none of the derivative financial instruments included in the table below are part of hedging relationships, any changes in the fair value would be recognised in the Consolidated statement of income.

Commodity price sensitivity	At 31 December
	2020		2019
(in USD million)	- 30%	+ 30%	- 30%	+ 30%

Crude oil and refined products net gains/(losses)	1,025	(1,025)	569	(563)
Natural gas, electricity and Co2 net gains/(losses)	184	(94)	(33)	49

Currency risk

The following currency risk sensitivity has been calculated, by assuming an 8% reasonable change in the most relevant foreign currency exchange rates that impact Equinor’s financial accounts, based on balances at 31 December 2020. As of 31 December 2019, a change of 9% in the most relevant foreign currency exchange rates were viewed as a reasonable change. With reference to table below, an increase in the foreign currency exchange rates means that the disclosed currency has strengthened in value against all other currencies. The estimated gains and the estimated losses following from a change in the foreign currency exchange rates would impact the Consolidated statement of income. For further information related to the currency risk and how Equinor manages these risks, see note 5 Financial risk and capital management.

Currency risk sensitivity	At 31 December
	2020		2019
(in USD million)	- 8%	+ 8%	- 9%	+ 9%

USD net gains/(losses)	(319)	319	(220)	220
NOK net gains/(losses)	322	(322)	282	(282)

Interest rate risk

The following interest rate risk sensitivity has been calculated by assuming a change of 0.6 percentage points as a reasonable possible change in interest rates at the end of 2020. A change of 0.6 percentage points in interest rates was also in 2019 viewed as a reasonable possible change. A decrease in interest rates will have an estimated positive impact on net financial items in the Consolidated statement of income, while an increase in interest rates has an estimated negative impact on net financial items in the Consolidated statement of income. For further information related to the interest risks and how Equinor manages these risks, see note 5 Financial risk and capital management.

Interest risk sensitivity	At 31 December
	2020		2019
(in USD million)	- 0.6 percentage points	+ 0.6 percentage points	- 0.6 percentage points	+ 0.6 percentage points

Positive/(negative) impact on net financial items	516	(516)	526	(526)

Equity price risk

The following equity price risk sensitivity has been calculated, by assuming a 35% possible change in equity prices that impact Equinor’s financial accounts, based on balances at 31 December 2020. At 31 December 2019, a change of 35% in equity prices were viewed as a reasonable possible change. The estimated gains and the estimated losses following from a change in equity prices would impact the Consolidated statement of income. For further information related to the equity price risk and how Equinor manages these risks, see note 5 Financial risk and capital management.

Equity price sensitivity	At 31 December
	2020		2019
(in USD million)	- 35%	+ 35%	- 35%	+ 35%

Net gains/(losses)	(684)	684	(631)	631